Federated Hermes SDG Engagement High Yield Credit Fund Expense Example - Class IS and R6 shares [Member] - Federated Hermes SDG Engagement High Yield Credit Fund	Aug. 31, 2025 USD ($)
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213